AGS STAT SUP-2 101811
Statutory Prospectus Supplement dated October 18, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Global Equity Fund	Invesco Mid Cap Core Equity Fund
Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund
Invesco Income Allocation Fund	Invesco Moderately Conservative Allocation Fund
Invesco International Allocation Fund	Invesco Small Cap Growth Fund
Effective November 15, 2011, the following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES — Invesco Global Equity Fund — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Michael Abata	Portfolio Manager	2011
Karl Georg Bayer	Portfolio Manager	2010
Uwe Draeger	Portfolio Manager	2008
Jens Langewand	Portfolio Manager	2010
Andrew Waisburd	Portfolio Manager	2011”
Effective November 15, 2011, the following information replaces in its entirety the first four paragraphs appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
“Portfolio Managers
     The portfolio managers for Invesco Global Equity Fund, Invesco Mid Cap Core Equity Fund and Invesco Small Cap Growth Fund are jointly and primarily responsible for the day-to-day management of each respective Fund’s portfolio.
     The portfolio managers for Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Moderately Conservative Allocation Fund are jointly and primarily responsible for determining the asset class allocation, underlying fund selections and target weightings for the respective Funds.
     Invesco Income Allocation Fund and Invesco International Allocation Fund are not actively managed, however, Gary Wendler, Director of Product Line Strategy and Investment Services for an affiliate for the Adviser, assisted by a group of research professionals, determines the asset class allocation, underlying fund selections and target weightings for these Funds.”
Effective November 15, 2011, the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Invesco Global Equity Fund” in the prospectus:
•	“Michael Abata, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2011. In 2010, he was a Vice President at State Street Global Markets. From 2008 to 2010, he worked as a consultant at Hermes Fund Managers. Prior to 2008, he was a Portfolio Manager at Putnam Investment Management.

•	Karl Georg Bayer, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco Deutschland and/or its affiliates since 1991.

•	Uwe Draeger, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco Deutschland and/or its affiliates since 2005.

•	Jens Langewand, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco Deutschland and/or its affiliates since 2007. Prior to 2007, he was the Head of Equity Investment Process with Credit Suisse Asset Management.

AGS STAT SUP-2 101811
•	Andrew Waisburd, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2008. Prior to 2008, he was a Senior Quantitative Analyst at Harris Investment Management and Director of Research for Archipelago (now NYSE-ARCA).”

GEQ STAT SUP-1 101811
Statutory Prospectus Supplement dated October 18, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Global Equity Fund
Effective November 15, 2011 the following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Michael Abata	Portfolio Manager	2011
Karl Georg Bayer	Portfolio Manager	2010
Uwe Draeger	Portfolio Manager	2008
Jens Langewand	Portfolio Manager	2010
Andrew Waisburd	Portfolio Manager	2011”
Effective November 15, 2011 the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
     “The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Michael Abata, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2011. In 2010, he was a Vice President at State Street Global Markets. From 2008 to 2010, he worked as a consultant at Hermes Fund Managers. Prior to 2008, he was a Portfolio Manager at Putnam Investment Management.

•	Karl Georg Bayer, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco Deutschland and/or its affiliates since 1991.

•	Uwe Draeger, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco Deutschland and/or its affiliates since 2005.

•	Jens Langewand, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco Deutschland and/or its affiliates since 2007. Prior to 2007, he was the Head of Equity Investment Process with Credit Suisse Asset Management.

•	Andrew Waisburd, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2008. Prior to 2008, he was a Senior Quantitative Analyst at Harris Investment Management and Director of Research for Archipelago (now NYSE-ARCA).
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”